UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2011

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:$ 364,198,024

June 30 2011                     TITLE                    VALUE       SHARES/        INVSTMT     VOTING

Name of Issuer                 OF CLASS      CUSIP      (x$1000)      PRN AMT        DSCRETN      AUTH

American Express                  COM      O25816109       352          6800          SOLE        SOLE
Amgen Inc                         COM      031162100      7053         120877         SOLE        SOLE
Analog Devices Inc.               COM      032654105      15492        395815         SOLE        SOLE
AT &T Inc                         COM      00206R102       430         13692          SOLE        SOLE
Bank of New York                  COM      064057102       653         25488          SOLE        SOLE
Berkshire Hathaway Inc CL A       COM      084670108       697           6            SOLE        SOLE
Berkshire Hathaway Inc CL B       COM      084670207       805         10400          SOLE        SOLE
Biogen Idec                       COM      09062X103      19631        183603         SOLE        SOLE
Boeing                            COM      097023105       244          3307          SOLE        SOLE
Bristol Myers                     COM      110122108       376         13000          SOLE        SOLE
Brown Forman CL B                 COM      115637209      12845        171980         SOLE        SOLE
Caterpillar                       COM      149123101       362          3400          SOLE        SOLE
Charles River Labs                COM      159864107      5333         131200         SOLE        SOLE
Coca Cola Co.                     COM      191216100      1309         19450          SOLE        SOLE
Coca Cola FEMSA S A DE C          COM      191241108      10468        112545         SOLE        SOLE
Colgate Palmolive                 COM      194162103      1228         14050          SOLE        SOLE
Danaher                           COM      235851102      4125         77850          SOLE        SOLE
Disney Walt Co Del                COM      254687106       860         22031          SOLE        SOLE
Emerson Electric Co               COM      291011104       243          4312          SOLE        SOLE
ISHARE MSCI Hong Kong             COM      464286871      2693         33086          SOLE        SOLE
ISHARE MSCI Brazil                COM      464286400      5108         275800         SOLE        SOLE
Exxon Mobil Corp                  COM      30231G102      5056         68930          SOLE        SOLE
General Electric                  COM      369604103      5664         300300         SOLE        SOLE
General Mills Inc.                COM      370334104       521         14000          SOLE        SOLE
Grainger WW Inc.                  COM      384802104      13230        86108          SOLE        SOLE
Grupo Televiso                    COM      40049J206      5690         231294         SOLE        SOLE
Harley Davidson                   COM      412822108      2092         51050          SOLE        SOLE
Halozyme                          COM      40637H109      3516         508800         SOLE        SOLE
Heinz                             COM      423074103      1757         32975          SOLE        SOLE
Henry Schein Inc                  COM      806407102      7769         108514         SOLE        SOLE
Hershey Foods Corp                COM      427866108      6966         122534         SOLE        SOLE
Hewlett Packard                   COM      428236103      9165         251790         SOLE        SOLE
Home Depot                        COM      437076102       690         19053          SOLE        SOLE
Honeywell Intl Inc                COM      438516106      11928        200175         SOLE        SOLE
IBM                               COM      459200101      1676          9772          SOLE        SOLE
Idex Laboratories                 COM      45168D104      5409         69745          SOLE        SOLE
Incyte                            COM      45337C102       294         15500          SOLE        SOLE
Illinois Tool Wks                 COM      452308109      4601         81450          SOLE        SOLE
Johnson & Johnson                 COM      478160104      17052        256347         SOLE        SOLE
McDonalds Corp                    COM      580135101       388          4600          SOLE        SOLE
Merck & Co                        COM      589331107      2504         70969          SOLE        SOLE
Minn Mng & Mfg Co                 COM      604059105      11439        120601         SOLE        SOLE
Monsanto                          COM      61166W101      1930         26605          SOLE        SOLE
Nabors Industries                 COM      G6359F103      3126         126850         SOLE        SOLE
Novo Nordisk                      COM      670100205      8384         66925          SOLE        SOLE
Nektar                            COM      640268108      2059         283200         SOLE        SOLE
Norfolk Southern                  COM      655844108       202          2700          SOLE
Occidental Pete Corp Cal          COM      674599105      7910         76025          SOLE        SOLE
Pepsico                           COM      713448108      1234         17527          SOLE        SOLE
Power Shares Global Energy        COM      73936T615      4801         350469         SOLE        SOLE
PowerSharesGolden Dragon          COM      73935X401       269         11450          SOLE        SOLE
Proctor & Gamble                  COM      742718109      3401         129475         SOLE        SOLE
Raytheon Company New              COM      755111507       570          8961          SOLE        SOLE
Rockwell Automation Inc.          COM      774347108      7341         147269         SOLE        SOLE
Rockwell Collins                  COM      774341101      2427         27971          SOLE        SOLE
Ross Stores Inc                   COM      778296103      5157         83598          SOLE        SOLE
Sara Lee Corp.                    COM      803111103      2186         27290          SOLE        SOLE
Schlumberger Limited              COM      806857108       274         14432          SOLE        SOLE
Southern Co                       COM      842587107      17218        199278         SOLE        SOLE
State Street Corp                 COM      857477103      1419         35150          SOLE        SOLE
Stratasys Inc                     COM      862685104      5045         111882         SOLE        SOLE
Syngenta                          COM      87160A100      9571         284016         SOLE        SOLE
Teva Pharmaceutical               COM      881624209      14120        209005         SOLE        SOLE
Tiffany & Co.                     COM      886547108      10768        223310         SOLE        SOLE
VCA Antech Inc                    COM      918194101      31294        398546         SOLE        SOLE
Verizon                           COM      92343V104      9484         447370         SOLE        SOLE
Viacom B                          COM      92553P201       866         23270          SOLE        SOLE
Williams Sonoma                   COM      969904101       214          4200          SOLE        SOLE
Wisdom Tree India                 COM      97717W422      4401         120600         SOLE        SOLE
WPP Group PLC                     COM      929309300       811         33875          SOLE        SOLE
 </table>                                                        364196